Description of the Business and Liquidity (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Net loss	$ (85,726,580)	$ (77,277,334)		$ (87,770,398)		$ (85,726,580)	$ (77,277,334)
Net cash flows from operating activities				(1,608,561)	$ (2,799,042)	(8,637,734)	(7,250,303)
Proceeds from common stock called				$ (140,086)			3,503,314
Notes payable cancelled, principal amount						$ 4,338,601	4,338,601
December 2015 Private Placement [Member]
Proceeds from common stock called	4,740,387
December 2014 Private Placement [Member]
Proceeds from common stock called		9,379,880
March 2014 Private Placement [Member]
Proceeds from common stock called			$ 3,503,314
Notes payable cancelled, principal amount			$ 4,338,601
Brainlab Senior Secured Note Payable [Member]
Description of maturity date				Matures on December 31, 2018.		Matures in April 2016.
Debt face amount	$ 4,289,444	$ 4,018,139		$ 4,289,444		$ 4,289,444	$ 4,018,139
Accrued interest						$ 740,000